Cover	Oct. 01, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	001-42436
Entity Registrant Name	Mountain Lake Acquisition Corp.
Entity Central Index Key	0002029492
Entity Tax Identification Number	98-1796213
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	930 Tahoe Blvd STE 802
Entity Address, Address Line Two	PMB 45
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	775
Local Phone Number	204 1489
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one Right entitling the holder to receive one-tenth of a Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share
Trading Symbol	MLACU
Security Exchange Name	NASDAQ
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	MLAC
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	MLACR
Security Exchange Name	NASDAQ